Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Inventories	SFr 134,178	SFr 102,878
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	118,943	95,630
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	14,359	6,700
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	1,769	919
Accumulated impairment
Disclosure Of Inventory [Line Items]
Inventories	SFr 894	SFr 371